Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
The Company’s share-based incentive plans (“Stock Plans”) authorize the issuance of an aggregate of 485,873 shares of the Company’s common stock (as adjusted for stock dividends) pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”).  The purpose of the Stock Plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors, employees and other persons to promote the success of the Company.  Under the Stock Plans, options may have a term of not more than ten years after the date of grant, subject to earlier termination in certain circumstances.  Options are granted with an exercise price at the closing price of the Company’s common stock on the date of grant or otherwise as provided for in the Stock Plans.  The grant date fair value is calculated using the Black – Scholes option valuation model.
As of March 31, 2017, there were 162,953 shares of common stock available for future grants under the Stock Plans.
The following table summarizes stock option activity during the three months ended March 31, 2017:

(Dollars in thousands, except share amounts)	Number of	Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic
Stock Options	Shares	Exercise Price	Term (years)	Value
Outstanding at January 1, 2017	165,801	$7.35
Granted	9,900	18.65
Exercised	(3,019)	6.57
Forfeited	—	—
Expired	—	—
Outstanding at March 31, 2017	172,682	$8.01	5.0	$1,802
Exercisable at March 31, 2017	139,660	$6.91	4.2	$1,612

The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted for the three months ended March 31, 2017 are as follows:

Fair value of options granted	$6.05
Risk-free rate of return	2.45%
Expected option life in years	7
Expected volatility	31.25%
Expected dividends (1)	1.19%
(1) The Company declared its first cash dividend on September 15, 2016.

The following table summarizes the activity in non-vested restricted shares for the three months ended March 31, 2017:

	Number of	Average Grant-Date
Non-vested shares	Shares	Fair Value
Non-vested at January 1, 2017	143,259	$9.02
Granted	28,300	18.65
Vested	(22,710)	10.83
Forfeited	—	—
Non-vested at March 31, 2017	148,849	$9.90

The value of restricted shares is based upon the closing price of the common stock on the date of grant. The shares generally vest over a 4 year service period for employees and a 2 year service period for non-employee directors with compensation expense recognized on a straight-line basis.
Share-based compensation expense related to options was $11,000 for the three months ended March 31, 2017 and March 31, 2016, respectively. Share-based compensation expense related to stock grants was $188,000 and $159,000 for the three months ended March 31, 2017 and 2016, respectively.
As of March 31, 2017, there was approximately $124,000 of unrecognized compensation cost related to non-vested stock options and $1.7 million of unrecognized compensation cost related to non-vested stock grants.
Except for stock option grants and restricted stock grants to employees that are older than or will be of retirement age of 65 years old in the current year, as described in the stock option agreements and restricted stock agreements, the unrecognized compensation expense is expected to be recognized over the next four years. Unvested grants of stock options and restricted stock to employees who are older than or are of such retirement age, as described in the stock option agreements and restricted stock agreements, become 100% vested upon an employee's retirement, unless the employee’s employment contract provides for a different vesting period. Accordingly, the full compensation cost related to these stock options and restricted stock grants are recognized at the time of the grant. Compensation costs related to non-vested stock grants for non-employee directors are recognized over two years from the date of grant.

Share-Based Compensation

The Company’s stock-based incentive plans (the “Stock Plans”) authorize the issuance of an aggregate of 485,873 shares of the Company’s common stock (as adjusted for stock dividends) pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”).  The purpose of the Stock Plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors, employees and other persons to promote the success of the Company.  Under the Stock Plans, options have a term of ten years after the date of grant, subject to earlier termination in certain circumstances.  Options are granted with an exercise price at the then fair market value of the Company’s common stock.  The grant date fair value is calculated using the Black-Scholes option valuation model. As of December 31, 2016, there were 196,175 shares of common stock available for future grants under the Stock Plans, of which 156,465 shares are available for future grant under the 2013 Equity Incentive Plan and 39,710 shares are available for future grant under the 2015 Directors Stock Plan.

Stock-based compensation expense related to stock options was $44,000 and $41,000 for the years ended December 31, 2016 and 2015, respectively.

Transactions under the Company’s stock option plans during the years ended December 31, 2016 and 2015 are summarized as follows:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	246,880	$7.80
Granted	13,892	10.10
Exercised	(43,639)	6.68
Forfeited	(27,788)	10.55
Expired	(11,751)	11.89
Outstanding at December 31, 2015	177,594	7.41	5.2	$861,000
Granted	11,655	11.98
Exercised	(18,645)	9.79
Forfeited	(4,648)	11.60
Expired	(155)	11.85
Outstanding at December 31, 2016	165,801	$7.35	5.2	$1,881,841

Exercisable at December 31, 2016	146,067	$7.27	5.0	$1,669,569

There were 18,645 options exercised in 2016 and 43,639 options exercised in 2015. The total intrinsic value (market value on date of exercise less grant price) of options exercised during the year ended December 31, 2016 was $125,000 compared to $176,000 during the year ended December 31, 2015.

The following table summarizes stock options outstanding and exercisable at December 31, 2016:

	Outstanding Options			Exercisable Options
Exercise Price Range	Number	Average Life in Years	Average Exercise Price	Number	Average Life in Years	Average Exercise Price
$5.54 to $5.63	55,106	4.8	$5.60	48,339	4.8	$5.59
$6.16 to $7.46	69,990	4.8	$6.95	66,774	4.7	$6.94
$9.30 to $11.98	40,705	6.3	$10.40	30,954	6.0	$10.60
	165,801	5.2	$7.35	146,067	5.0	$7.27

The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted during the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Fair value of options granted	$4.65	$4.05
Risk-free rate of return	2.25%	1.37%
Expected option life in years	7	7
Expected volatility	30.66%	32.37%
Expected dividends (1)	—%	—

(1)  Subsequent to the granting of stock options in 2016, the Company paid its first cash dividend on October 21, 2016.

As of December 31, 2016, there was approximately $75,300 of unrecognized compensation cost related to non-vested stock option-based compensation arrangements granted under the Company’s stock incentive plans.  That cost is expected to be recognized over the next four years.

The following table summarizes the activity in nonvested restricted shares for the years ended December 31, 2016 and 2015:

Non-vested Shares	Number of Shares	Average Grant-Date Fair Value
January 1, 2015	148,634	$7.16
Granted	70,515	10.66
Vested	(60,930)	8.99
Forfeited	(14,340)	8.61
Non-vested at December 31, 2015	143,879	8.32
Granted	76,450	12.31
Vested	(74,070)	10.91
Forfeited	(3,000)	12.69
Non-vested at December 31, 2016	143,259	$9.02

The value of restricted shares is based upon the closing price of the common stock on the date of grant.  The shares generally vest over a four year service period with compensation expense recognized on a straight-line basis.

Stock based compensation expense related to stock grants was $710,000 and $590,000 for the years ended December 31, 2016 and 2015, respectively.

As of December 31, 2016, there was approximately $1.4 million of unrecognized compensation cost related to non-vested stock grants that will be recognized over the next three years.